CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 80,664		$ 93,780		$ 110,574
Interest on securities
Taxable	4,059		2,934		1,422
Tax-exempt	1,101		1,044		1,219
Other investments	1,297		1,640		1,547
Total Interest Income	87,121		99,398		114,762
INTEREST EXPENSE
Deposits	5,706		8,913		15,257
Other borrowings	3,456		4,230		4,936
Total Interest Expense	9,162		13,143		20,193
Net Interest Income	77,959		86,255		94,569
Provision for loan losses	(3,988)		6,887		27,946
Net Interest Income After Provision for Loan Losses	81,947		79,368		66,623
NON-INTEREST INCOME
Service charges on deposit accounts	14,076		17,887		18,306
Interchange income	7,362		9,188		9,091
Net gains (losses) on assets
Mortgage loans	10,022		17,323		9,262
Securities	395		1,226		249
Other than temporary impairment loss on securities
Total impairment loss	(26)		(339)		(760)
Loss recognized in other comprehensive loss	0		0		0
Net impairment loss recognized in earnings	(26)		(339)		(760)
Mortgage loan servicing	3,806		166		(2,011)
Title insurance fees	1,682		1,963		1,465
(Increase) decrease in fair value of U.S. Treasury warrant	(1,025)		(285)		1,137
Net gain on branch sale	0		5,402		0
Other	8,537		11,034		10,174
Total Non-interest Income	44,829		63,565		46,913
NON-INTEREST EXPENSE
Compensation and employee benefits	47,924		53,983		50,484
Occupancy, net	8,845		10,104		11,183
Data processing	8,019		8,009		8,208
Loan and collection	6,886		9,965		12,414
Vehicle service contract counterparty contingencies	4,837		1,629		11,048
Furniture, fixtures and equipment	4,293		4,635		5,169
Communications	2,919		3,677		3,918
Legal and professional	2,459		4,175		3,941
FDIC deposit insurance	2,435		3,306		3,507
Advertising	2,433		2,494		2,503
Provision for loss reimbursement on sold loans	2,152		1,112		1,993
Interchange expense	1,645		1,799		1,543
Credit card and bank service fees	1,263		2,091		3,656
Net losses on other real estate and repossessed assets	1,237		2,854		5,824
Write-down of property and equipment held for sale	0		860		0
Recoveries related to unfunded lending commitments	(90)		(688)		(36)
Other	6,861		6,730		8,593
Total Non-interest Expense	104,118		116,735		133,948
Income (Loss) Before Income Tax	22,658		26,198		(20,412)
Income tax benefit	(54,851)		0		(212)
Net Income (Loss)	77,509		26,198		(20,200)
Preferred stock dividends and discount accretion	(3,001)		(4,347)		(4,157)
Preferred stock discount	7,554		0		0
Net Income (Loss) Applicable to Common Stock	$ 82,062		$ 21,851		$ (24,357)
Net income (loss) per common share
Basic (in dollars per share)	$ 5.87	[1]	$ 2.51	[1]	$ (2.94)	[1]
Diluted (in dollars per share)	$ 3.55		$ 0.80		$ (2.94)
Cash dividends declared per common share (in dollars per share)	$ 0		$ 0		$ 0

[1]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.